DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
DEPOSITS
Certificates of deposit in denominations of $100 or more	$ 21,333	$ 22,243
Deposit accounts
Passbook accounts	63,871	63,983
NOW and checking accounts	29,079	27,831
Money market accounts	7,189	8,114
Certificates of deposit	64,380	71,793
Total deposits	164,519	171,721
Scheduled maturities of time certificates
2014	39,245
2015	13,792
2016	4,752
2017	4,096
2018	2,495
Total deposits	64,380	71,793
Interest expense on deposits
NOW	1	1
Money market	1	4
Passbook	86	103
Certificates of deposit	612	864
Total interest expense on deposits	700	972
Non-interest-bearing deposits	18,936	17,367
Deposit accounts held by directors and executive officers	$ 508	$ 567